Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Redeemable common stock
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	11,425,027	4,505,479
Diluted net loss per common share	$ (0.01)	$ (0.05)
Non-redeemable common stock
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,336,500	2,827,725
Diluted net loss per common share	$ (0.01)	$ (0.05)